Short-Term Bank Loans	12 Months Ended
Dec. 31, 2020
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Short-Term Bank Loans
39.	SHORT-TERM BANK LOANS

	Interest rates and final maturity	2019	2020
RMB denominated bank loans	Fixed interest rates are 1.85% (2019: 2.15% to 3.92%) per annum with maturity through 2021 (2019: maturity through 2020)	5,564	740

At December 31, 2019 and 2020, all short-term bank loans were unsecured.